Description of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
Description of Business and Summary of Significant Accounting Policies

Business:

Parke Bancorp, Inc. (the “Company, we, us, our”) is a bank holding company headquartered in Sewell, New Jersey. Through subsidiaries, the Company provides individuals, corporations and other businesses, and institutions with commercial and retail banking services, principally loans and deposits. The Company was incorporated in January 2005 under the laws of the State of New Jersey for the sole purpose of becoming the holding company of Parke Bank (the "Bank").

The Bank is a commercial bank, which was incorporated on August 25, 1998, and commenced operations on January 28, 1999. The Bank is chartered by the New Jersey Department of Banking and Insurance and its deposits are insured by the Federal Deposit Insurance Corporation. The Bank maintains its principal office at 601 Delsea Drive, Sewell, New Jersey, and seven additional branch office locations; 501 Tilton Road, Northfield, New Jersey, 567 Egg Harbor Road, Washington Township, New Jersey, 67 East Jimmie Leeds Road, Galloway Township, New Jersey, 1150 Haddon Avenue, Collingswood, New Jersey, 1610 Spruce Street, Philadelphia, Pennsylvania, and 1032 Arch Street, Philadelphia, Pennsylvania.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“U.S. GAAP”). We have reclassified certain prior year amounts to conform to the 2019 presentation, which did not have a material impact on our consolidated financial condition or results of operations. The accounting policies that materially affect the determination of financial position, results of operations and cash flows are summarized below.

Principles of Consolidation: The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, Parke Bank. Also included are the accounts of Parke Direct Lending LLC ("PDL"), a joint venture formed in 2018 to originate short-term alternative real estate loan products. Parke Bank has a 51% ownership interest in the joint venture. Parke Capital Trust I, Parke Capital Trust II and Parke Capital Trust III are wholly-owned subsidiaries but are not consolidated because they do not meet the requirements for consolidation under applicable accounting guidance. All material inter-company balances and transactions have been eliminated.

Cash and cash equivalents: Consists of cash and due from banks, and interest-bearing deposits and other-short term investments, all of which, if applicable, have stated maturities of three months or less when acquired.

Investment Securities: Debt securities are recorded on a trade-date basis. We classify debt securities as held to maturity if we have the positive intent and ability to hold the securities to maturity. We report securities held to maturity on our consolidated balance sheets at carrying value, which generally equals amortized cost. Amortized cost reflects historical cost adjusted for amortization of premiums, accretion of discounts and any previously recorded impairments. Debt securities not classified as held to maturity or trading are designated as securities available for sale ("AFS") and carried at fair value with unrealized gains and losses, net of income taxes, reflected in accumulated other comprehensive income (loss). We did not have any securities classified as trading securities during 2019 or 2018.

Interest on debt securities, including amortization of premiums and accretion of discounts, is included in interest income. Premiums and discounts are amortized or accreted to interest income at a constant effective yield over the contractual lives of the securities. Realized gains and losses from the sales of debt securities are determined on a specific security basis. These securities gains/(losses) are included in other noninterest income.

On at least a quarterly basis, we review all debt securities that are in an unrealized loss position for OTTI. An investment security is deemed impaired if the fair value of the investment is less than its amortized cost. If the present value of the cash flows expected to be collected, discounted at the security’s effective yield, is less than the security’s amortized cost, OTTI is considered to have occurred. For a debt security for which there has been a decline in the fair value below the amortized cost basis, if we intend to sell the security, or if it is more likely than not we will be required to sell the security before recovery of the amortized cost basis, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. For debt securities that are considered OTTI and that we do not intend to sell and will not be required to sell prior to recovery of our amortized cost basis, we separate the amount of the impairment into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings and is the difference between the security’s amortized cost basis and the present value of its expected future cash flows discounted at the security’s effective yield. The remaining difference between the security’s fair value and the present value of expected future cash flows is due to factors that are not credit-related and, therefore, is recognized in other comprehensive income.

Restricted Stock: Restricted stock includes investments in the common stock of the Federal Home Loan Bank of New York (“FHLBNY”) and the Atlantic Central Bankers Bank for which no readily available market exists and, accordingly, is carried at cost. The stocks have no quoted market value and are subject to redemption restrictions. Management reviews these stocks for impairment based on the ultimate recoverability of the cost basis in the stock. The stocks’ values are determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. Management considers such criteria as the significance of the decline in net assets, if any, the length of time this situation has persisted and the financial performance of the issuers. In addition, management considers any commitments by the FHLBNY to make payments required by law or regulation, the impact of legislative and regulatory changes on the customer base of the FHLBNY and the liquidity position of the FHLBNY.

Loans: We classify loans as held for investment or held for sale based on our investment strategy and management’s intent and ability with regard to the loans which may change over time. The accounting and measurement framework for loans differs depending on the loan classification. Loans that we have the ability and intent to hold for the foreseeable future or until maturity or pay-off are classified as held for investment. Loans classified as held for investment are reported at their amortized cost, which is the outstanding principal balance, adjusted for any unearned income, unamortized deferred fees and costs, unamortized premiums and discounts and charge-offs. Interest income on the loans is recognized as earned based on contractual interest rates applied to daily principal amounts outstanding. Loan origination fees, direct loan origination costs, and loan premiums and discounts are deferred and accreted or amortized into net interest income using the constant effective yield method, over the contractual life of the loan.

Loans originated with the intent to sell or for which we do not have the ability and intent to hold for the foreseeable future are classified as held for sale. Interest on these loans is recognized on an accrual basis. These loans are recorded at the lower of cost or fair value. Our SBA loans that management has the intention to sell them are designated as held for sale and are reported at fair value. Fair value represents the face value of the guaranteed portion of SBA loans pending settlement. Loan origination fees and direct loan origination costs are deferred until the loan is sold and are then recognized as part of the total gain or loss on sale. We calculate the gross gain or loss on loan sales as the difference between the proceeds received and the carrying value of the loans sold.

Loan Fees: Loan fees and direct costs associated with loan originations are netted and deferred. The deferred amount is recognized as an adjustment to loan interest over the term of the related loans using the interest method. Loan brokerage fees represent commissions earned for facilitating loans between borrowers and other companies and is recorded as loan fee income. Loan fee income also includes prepayment penalties on loans.

Non-accrual Loans: Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet contractual payment obligations as they become due, as well as when a loan is 90 days past due, unless the loan is well secured and in the process of collection, as required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due.

Troubled Debt Restructurings: Troubled debt restructurings (“TDRs”) are loans for which the Company, for legal or economic reasons related to a debtor’s financial difficulties, has granted a concession to the debtor that it otherwise would not have considered. Concessions that result in the categorization of a loan as a TDR include but are not limited to:

•	Reduction (absolute or contingent) of the stated interest rate;

•	Extension of the maturity date or dates at a stated interest rate lower than the current market rate for new debt with similar risk;

•	Reduction (absolute or contingent) of the face amount or maturity amount of the debt as stated in the instrument or other agreement; or

•	Reduction (absolute or contingent) of accrued interest.

TDRs are reported as impaired loans. Interest income on TDR loans is recognized consistent with the Company’s non-accrual loan policy stated above.

Allowance for Loan and Lease Losses: The allowance for loan and lease losses represents management’s estimate of probable losses inherent in the Company’s lending activities excluding loans accounted for under fair value. The allowance for loan losses is maintained through charges to the provision for loan losses in the Consolidated Statements of Income as losses are estimated to have occurred. Loans or portions thereof that are determined to be uncollectible are charged against the allowance, and subsequent recoveries, if any, are credited to the allowance.

The Company performs periodic reviews of its loan and lease portfolios to identify credit risks and to assess the overall collectability of those portfolios. The Company's allowance for loan losses includes a general based component and a specific component. The specific component of the allowance relates to loans considered to be impaired, which includes performing TDRs as well as nonperforming loans. To determine the specific component of the allowance, the loans are evaluated individually based on the borrower's ability to repay amounts owed, collateral, relative risk grade of the loans, and other factors given current events and conditions. The Company generally measures the specific allowance as the difference between the fair value (net realizable value) and the recorded investment of a loan.

The general component of the allowance evaluates the impairments of pools of the loan and lease portfolio collectively. It incorporates a historical valuation allowance and general valuation allowance. The historical loss experience is measured by type of credit and internal risk grade, loss severity, specific homogeneous risk pools. A historical loss ratio and valuation allowance are established for each pool of similar loans and updated periodically based on actual charge-off experience and current events. The general valuation allowance is based on general economic conditions and other qualitative risk factors both internal and external to the Company. It is generally determined by evaluating, among other things: (i) the experience, ability and effectiveness of the Bank's lending management and staff; (ii) the effectiveness of the Bank's loan policies, procedures and internal controls; (iii) changes in asset quality; (iv) changes in loan portfolio volume; (v) the composition and concentrations of credit; (vi) the impact of competition on loan structuring and pricing; (vii) the effectiveness of the internal loan review function; (viii) the impact of environmental risks on portfolio risks; (ix) the impact of rising interest rates on portfolio risk; and (x) national and local economic trends and conditions, and industry conditions. Management evaluates the degree of risk that each one of these components has on the quality of the loan portfolio on a quarterly basis. Each component is determined to have either a high, high-moderate, moderate, low-moderate or low degree of risk. The results are then input into a "general allocation matrix" to determine an appropriate general valuation allowance.

The process of determining the level of the allowance for loan and lease losses requires a high degree of estimate and judgment. It is reasonably possible that actual outcomes may differ from our estimates.

Impaired Loans: A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Factors considered by management when evaluating impaired loans include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Impairment is measured on a loan by loan basis for commercial loans by either the present value of expected future cash flows discounted at the loans effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Generally, we report loans as impaired based on the method for measuring impairment in accordance with applicable accounting guidance. Loans held for sale are not reported as impaired, as these loans are recorded at lower of cost or fair value. Loans classified as nonperforming and loans that have been modified in a troubled debt restructuring are reported as impaired. Loans modified in a TDR continue to be reported as impaired. The majority of impaired loans are evaluated for an asset-specific allowance. We generally measure impairment and the related asset-specific allowance for impaired loans based on the difference between the recorded investment of the loan and the present value of the expected future cash flows, discounted at the original effective interest rate of the loan. If the loan is collateral dependent, we measure impairment based upon the fair value of the underlying collateral, which we determine based on the current fair value of the collateral less estimated selling costs, instead of discounted cash flows. Loans are identified as collateral dependent if we believe that collateral is the sole source of repayment.

Charge-Offs: We charge off loans as a reduction to the allowance for loan and lease losses when we determine the loan is uncollectible and record subsequent recoveries of previously charged off amounts as an increase to the allowance for loan and lease losses.

Concentration of Credit Risk: The Company’s loans are generally to customers in Southern New Jersey and the Philadelphia area of Pennsylvania. Loans to general building contractors, general merchandise stores, restaurants, motels, warehouse space, and real estate ventures (including construction loans) constitute a majority of commercial loans. The concentrations of credit by type of loan are set forth in Note 4. Generally, loans are collateralized by assets of the borrower and are expected to be repaid from the borrower’s cash flow or proceeds from the sale of selected assets of the borrower.

Other Real Estate Owned (“OREO”): Real estate acquired through foreclosure or other proceedings is initially carried at fair value less estimated costs of disposal which establishes a new cost basis. Costs of improving OREO are capitalized to the extent that the carrying value does not exceed its fair value less estimated selling costs. Subsequent valuation adjustments, declines, if any, are recognized as a charge against current earnings. Holding costs are charged to expense. Gains and losses on sales are recognized in noninterest income as they occur. The OREO balance is included in the other assets in the balance sheets.

Interest Rate Risk: The Company is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other borrowed and brokered funds, to make commercial, commercial mortgage, residential mortgage, and consumer loans, and to invest in overnight and term investment securities. Inherent in such activities is interest rate risk that results from differences in the maturities and repricing characteristics of these assets and liabilities. For this reason, management regularly monitors the level of interest rate risk and the potential impact on net income.

Bank Premises and Equipment: Bank premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed and charged to expense using the straight-line method over the estimated useful lives of the assets, generally three years for computers and software, five to ten years for equipment and forty years for buildings. Leasehold improvements are amortized to expense over the shorter of the term of the respective lease or the estimated useful life of the improvements.

Lease: Lease classification is determined at inception for all lease transactions with an initial term greater than one year. At adoption of ASU 2016-02, we elected the practical expedients, which allows us to not reassess the lease classification for any existing leases. Operating leases are included as right-of-use (“ROU”) assets within other assets, and operating lease liabilities are classified as other liabilities on our consolidated balance sheets. Our operating lease expense is included in occupancy and equipment within non-interest expense in our consolidated statements of income.

Stock-Based Compensation: Stock-based compensation expense is based on the grant date fair value, which is estimated using a Black-Scholes option pricing model. The fair value of stock-based compensation used in determining compensation expense generally equal the fair market value of our common stock on the date of grant. We generally recognize compensation expense on a straight-line basis over the award’s requisite service period based on the fair value of the award at grant date. Stock-based compensation expense is included in salaries and associate benefits in the consolidated statements of income.

Revenue recognition: Our revenue includes net interest income on financial instruments and non-interest income. Interest income and fees on loans, investment securities, and other financial instruments are recognized based on the contractual provisions of the underlying arrangements according to applicable accounting guidance. Deposit-related-fee-based revenue within the scope of ASC Topic 606 - Revenue from Contracts with Customers (Topic 606) is included in non-interest income in our consolidated statements of income.

Our deposit-related-fee-based revenues are recognized when or as those services are transferred to the customer and are generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time. Deposit-related fees are recognized over the period in which the related service is provided. Service charges on deposit accounts are earned on depository accounts for customers and include fees for account and overdraft services. Account services include fees for event-driven services and fees for periodic account maintenance activities. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft.
Income Taxes: We recognize the current and deferred tax consequences of all transactions that have been recognized in the financial statements using the provisions of the enacted tax laws. Current income tax expense represents our estimated taxes to be paid or refunded for the current period. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Thus, at the enactment date, deferred taxes are remeasured and the change is recognized in income tax expense. The recognition of deferred tax assets requires an assessment to determine the realization of such assets. Realization refers to the incremental benefit achieved through the reduction in future taxes payable or refunds receivable. We establish a valuation allowance for tax assets when it is more likely than not that they will not be realized, based upon all available evidence. Realization of deferred tax assets is dependent on generating sufficient taxable income in the future.

When tax returns are filed, it is highly certain that some positions taken will be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties associated with unrecognized tax benefits would be recognized in income tax expense on the income statement.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2019 and 2018. The Company does not have an accrual for uncertain tax positions as of December 31, 2019 and 2018, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2016 and thereafter are subject to further examination by tax authorities, with the exception of the State of New Jersey for which tax returns for all years from 2015 and thereafter are subject to further examination.

The Tax Cuts and Jobs Act (“Tax Act”) was enacted on December 22, 2017 and introduces significant changes to U.S. income tax law. Effective in 2018, the Tax Act reduced the U.S. corporate statutory tax rate from 35% to 21%.

Fair value: Fair value, also referred to as an exit price, is defined as the price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value accounting guidance provides a three-level fair value hierarchy for classifying financial instruments. This hierarchy is based on whether the inputs to the valuation techniques used to measure fair value are observable or unobservable. Fair value measurement of a financial asset or liability is assigned to a level based on the lowest level of any input that is significant to the fair value measurement in its entirety. The accounting guidance for fair value requires that we maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Our most significant estimates pertain to our allowances for loan and lease losses, fair value measurements, the carrying value of OREO, and the valuation of deferred income taxes. Actual results may differ from the estimates and the differences may be material to the consolidated financial statements.

Segment Reporting: The Company operates one reportable segment of business, “community banking”. Through its community banking segment, the Company provides a broad range of retail and community banking services.

Other Comprehensive Income: Comprehensive income consists of net income and other gains and losses affecting shareholders' equity that, under GAAP, are excluded from net income, including unrealized gains and losses on available for sale securities.

For year 2019 and 2018, we did not reclass any amounts from accumulated other comprehensive income to the income. Following table provides the components of other comprehensive income, reclassifications to net income and the related tax effect for the year ended December 31, 2019 and 2018:

Year ended December 31,	2019	2018
	(Dollars in thousands)
Investment securities:
Net unrealized gains (losses) arising during the period	$918	$(624)
Tax effect related to the unrealized loss during the periods	(227)	148
Reclassification of prior tax effects	—	(27)
Change in other comprehensive income	$691	$(503)

Earnings Per Common Share: Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options outstanding and convertible preferred stock. To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2019 and 2018 (Note 10). Earnings per common share have been computed based on the following for 2019 and 2018:

	2019	2018
	(Dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$29,817	$24,378
Basic weighted-average common shares outstanding	11,838,096	10,592,414
Basic earnings per common share	$2.52	$2.30
Diluted earnings per common share
Net income available to common shareholders	$29,817	$24,378
Dividend on Preferred Series B	24	446
Net income attributable to diluted common shares	$29,841	$24,824
Basic weighted-average common shares outstanding	11,838,096	10,592,414
Dilutive potential common shares	172,986	1,410,065
Total diluted weighted-average common shares outstanding	12,011,082	12,002,479
Diluted earnings per common share	$2.48	$2.07

All share and per share information has been retroactively adjusted for the 10% stock dividend declared in January 2020.
For 2019 and 2018, there were 124,000 weighted average option shares outstanding for each year, that were not included in the computation of diluted EPS because these shares were anti-dilutive.

Statement of Cash Flows: Cash and cash equivalents include cash and due from financial institutions and federal funds sold. For the purposes of the statement of cash flows, changes in loans and deposits are shown on a net basis.

Recently Issued Accounting Pronouncements:

During June 2016, the Financial Accounting Standard Board (FASB) issued ASU 2016-13, Financial Instruments-Credit Losses. ASU 2016-13 (Topic 326), replaces the incurred loss impairment methodology in current GAAP with an expected credit loss (CECL) methodology and requires consideration of a broader range of information to determine credit loss estimates. Financial assets measured at amortized cost will be presented at the net amount expected to be collected by using an allowance for credit losses. Purchased credit impaired loans will receive an allowance account at the acquisition date that represents a component of the purchase price allocation. Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses, with such allowance limited to the amount by which fair value is below amortized cost. The ASU was amended in some aspects by subsequent Accounting Standards Updates. The guidance of the Financial Instruments-Credit Losses is scheduled to be effective for public entities except small reporting companies (SRCs) for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all entities, early adoption will continue to be allowed. As a small reporting company, the CECL is not effective for us until after December 15, 2022. As the result, we are not required to estimate of expected credit losses until year 2023.

On February 25, 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 includes a lessee accounting model that recognizes two types of leases - finance leases and operating leases. The standard requires lessees to recognize right of use assets and lease liabilities on their consolidated balance sheets and disclose key information about all their leasing arrangements, with certain practical expedients. The amendments were effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. We have adopted the guidance in the first quarter of 2019 under the modified retrospective transition approach. The Company initially recognized right-of-use assets of $2.8 million and lease liabilities of $2.8 million under the operating leases for the lease contracts of its three retail branch locations and a land lease. Please refer to the Note 9. Lease for additional information.

In June 2018, the FASB issued ASU 2018-07, Compensation-Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The ASU was effective for public business entities for fiscal years beginning after December 15, 2018. The Company adopted the guidance in the first quarter of 2019. The adoption of the guidance did not have a material impact on our consolidated financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20) - Premium Amortization on Purchased Callable Debt Securities, which requires that entities shorten the amortization period for certain callable debt securities held at a premium and amortize the premium to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The ASU was effective for public business entities for fiscal years beginning after December 15, 2018. The Company adopted the guidance in the first quarter of 2019. The adoption of the guidance did not have any material impact on our consolidated financial statements.